Stock Plans - Summary of RSU Activity Under Stock Plans (Detail) - Restricted Stock Units - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Shares
Beginning Balance	1,595
Granted	2,221
Vested	(655)
Forfeited	(750)
Ending Balance	2,411	1,595
Weighted-Average Grant-Date Fair Value
Beginning Balance	$ 21.99
Granted	6.69	$ 24.29	$ 19.4
Vested	22.25
Forfeited	17.9
Ending Balance	$ 9.09	$ 21.99